Capital Group KKR Core Plus+
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 95.77% Loans 33.25% Industrials 12.49%	Principal amount (000)	Value (000)
Conservice Midco, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.20% 2/25/2033 (a)(b)(c)	USD440	$439
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.282% 6/4/2029 (a)(c)	50	46
Dispatch Acquisition Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 2.775%) 8.45% 11/19/2032 (a)(b)(c)(d)	154	71
Dispatch Acquisition Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 11/19/2032 (a)(b)(c)(d)	846	842
Elk Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.20% 6/14/2032 (a)(b)(c)	2,398	2,393
Falconwing Aero Leasing DAC, Delayed Draw Term Loan, 6.51% 10/26/2027 (a)(b)	365	225
Falconwing Aero Leasing DAC, Delayed Draw Term Loan, 6.50% 12/11/2027 (a)(b)	365	224
Fortna AR, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.421% 6/1/2029 (a)(b)(c)(d)	3,421	3,238
Horizon CTS Buyer, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.45% 3/29/2032 (a)(b)(c)	720	126
Horizon CTS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 3/29/2032 (a)(b)(c)	3,028	3,020
Jeppesen Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.417% 10/31/2032 (a)(b)(c)	1,177	1,159
Low Voltage Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 4/28/2032 (a)(b)(c)(d)	2,583	2,609
NFO Orange Buyer, LLC, Revolver, (3-month USD CME Term SOFR + 4.50%) 6.75% 1/13/2033 (a)(b)(c)	105	21
NFO Orange Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.245% 1/13/2033 (a)(b)(c)	737	735
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (a)(c)	416	355
Pike Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.177% 12/20/2032 (a)(b)(c)	734	721
Railpros, Inc., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 7.915% 5/24/2032 (a)(b)(c)(d)	44	13
Railpros, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 7.915% 5/24/2032 (a)(b)(c)(d)	142	142
Saber Parent Holdings Corp., Revolver, (3-month USD CME Term SOFR + 4.50%) 10.25% 12/16/2032 (a)(b)(c)	98	28
Saber Parent Holdings Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.424% 12/16/2032 (a)(b)(c)	711	705
Setna Aero Lease 3 Borrower, LLC, Delayed Draw Term Loan, 5.86% 12/2/2031 (a)(b)	474	469
Sunrun Charis Portfolio 2023, LLC, Term Loan, 6.925% 7/30/2053 (a)(b)	651	666
Sunrun Romulus Portfolio 2024, LLC, Term Loan, 6.477% 1/31/2054 (a)(b)	769	772
Truck-Lite Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.421% 2/13/2032 (a)(b)(c)(d)	280	109
Truck-Lite Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.437% 2/13/2032 (a)(b)(c)(d)	29	29
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 2/13/2032 (a)(b)(c)(d)	3,886	3,847
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 2/13/2032 (a)(b)(c)(d)	143	142
W. A. Kendall and Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.711% 4/22/2030 (a)(b)(c)	1,093	209
W. A. Kendall and Co., LLC, Delayed Draw Term Loan, (6-month USD CME Term SOFR + 5.75%) 9.799% 4/22/2030 (a)(b)(c)	44	44
W. A. Kendall and Co., LLC, Revolver, (6-month USD CME Term SOFR + 5.88%) 9.99% 4/22/2030 (a)(b)(c)	150	109
W. A. Kendall and Co., LLC, Term Loan, (6-month USD CME Term SOFR + 5.75%) 9.806% 4/22/2030 (a)(b)(c)	724	719
West Star Aviation Acquisition., LLC, Revolver, (3-month USD CME Term SOFR + 4.50%) 8.168% 5/20/2032 (a)(b)(c)	518	52
West Star Aviation Acquisition., LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.173% 5/20/2032 (a)(b)(c)	3,686	3,708
Woolpert Holdings, Inc., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.276% 4/5/2032 (a)(b)(c)(d)	92	31
Capital Group KKR Core Plus+ — Page 1 of 26

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Woolpert Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.268% 4/5/2032 (a)(b)(c)(d)	USD359	$360
Woolpert, Inc., Revolver, (3-month USD CME Term SOFR + 4.50%) 8.275% 4/5/2031 (a)(b)(c)(d)	46	13
		28,391
Financials 9.66%
Ares Secondaries Pbn Finance Co. IV, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 2.90%) 6.556% 4/14/2039 (a)(b)(c)	923	124
Ares Secondaries Pbn Finance Co. IV, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.406% 4/14/2039 (a)(b)(c)	462	64
Ares Secondaries Pbn Finance Co. IV, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 8.50%) 12.156% 4/14/2039 (a)(b)(c)	462	63
ASF Nia, LP, Term Loan, (3-month USD CME Term SOFR + 2.35%) 6.05% 3/26/2031 (a)(b)(c)	1,115	1,116
ASF Rembrandt, LP, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.172% 12/21/2028 (a)(b)(c)	633	633
Astra Service Partners, LLC, Delayed Draw Term Loan, (3-month USD CME TERM SOFR + 4.50%) 8.211% 11/26/2032 (a)(b)(c)	248	49
Astra Service Partners, LLC, Term Loan, 2.75% Cash, (3-month USD CME Term SOFR + 4.50%) 8.20% 11/26/2032 (a)(b)(c)(e)	752	745
Bhg Funding 09 Trust, Term Loan, 4.76% 3/17/2036 (a)(b)	73	73
Bhg Funding 09 Trust, Term Loan B, 5.63% 3/17/2036 (a)(b)	31	31
Bhg Funding 09 Trust, Term Loan C, 5.99% 3/17/2036 (a)(b)	7	7
Bhg Funding 09 Trust, Term Loan D, 6.34% 3/17/2036 (a)(b)	21	21
Bhg Funding 09 Trust, Term Loan E, 6.83% 3/17/2036 (a)(b)	36	36
Bhg Funding 09 Trust, Term Loan F, 8.39% 3/17/2036 (a)(b)	20	20
Com Laude Group, Ltd., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.686% 12/30/2032 (a)(b)(c)	393	390
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (a)(c)	110	109
Denali Topco, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.417% 8/26/2032 (a)(b)(c)	68	67
FSS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 8/29/2031 (a)(b)(c)(d)	2,465	2,465
Hbwm Intermediate II, LLC, Delayed Draw Term Loan, (1-month USD CME Term SOFR + 4.75%) 8.418% 11/17/2031 (a)(b)(c)	1,796	1,805
Hbwm Intermediate II, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 9.028% 8/18/2031 (a)(b)(c)	363	238
Hbwm Intermediate II, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 8.418% 11/17/2031 (a)(b)(c)	1,497	1,504
Higginbotham Insurance Agency, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 6/11/2031 (a)(b)(c)(d)	850	846
Integrity Marketing Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.673% 8/25/2028 (a)(b)(c)(d)	3,176	3,176
Jamestown Funding Trust, Term Loan, (1-month USD CME Term SOFR + 2.20%) 5.83% 6/15/2072 (a)(b)(c)(d)	430	430
Jamestown Funding Trust, Term Loan, (1-month USD CME Term SOFR + 3.15%) 6.78% 6/15/2072 (a)(b)(c)(d)	344	344
KKR Maguire Levered Borrower, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 2.75%) 6.418% 11/22/2032 (a)(b)(c)	570	457
Koala Investment Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 7.95% 8/29/2032 (a)(b)(c)(d)	277	275
Oak Funding, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 12/2/2032 (a)(b)(c)(d)	911	907
PPV Intermediate Holdings, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 6.00%) 9.673% 8/31/2029 (a)(b)(c)	40	39
PPV Intermediate Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 5.75%) 9.414% 8/31/2029 (a)(b)(c)	226	83
PPV Intermediate Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.75%) 9.423% 8/31/2029 (a)(b)(c)	2,634	2,564
Rialto Management Group, LLC, Term Loan, (1-month USD CME Term SOFR + 5.00%) 8.418% 12/5/2030 (a)(b)(c)	1,765	1,782
Stepstone Boulder II, LP, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 2.70%) 6.401% 4/30/2041 (a)(b)(c)	369	148
VIB Trade Receivable Designated Activity Co., Revolver, (1-month USD CME Term SOFR + 4.75%) 8.418% 4/23/2029 (a)(b)(c)	2,000	1,361
		21,972
Capital Group KKR Core Plus+ — Page 2 of 26

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Information technology 6.19%	Principal amount (000)	Value (000)
Bonterra, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.396% 3/5/2032 (a)(b)(c)(d)	USD708	$702
Bonterra, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.428% 3/5/2032 (a)(b)(c)(d)	708	190
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 3/5/2032 (a)(b)(c)(d)	4,003	3,971
Diamondback Acquisition, Inc., Revolver, (3-month USD CME Term SOFR + 4.50%) 8.451% 9/24/2032 (a)(b)(c)	102	22
Diamondback Acquisition, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.173% 9/24/2032 (a)(b)(c)	744	722
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (a)(c)	160	151
Flexera Software, LLC, Term Loan, (3-month EUR-EURIBOR + 4.75%) 6.448% 8/16/2032 (a)(b)(c)	EUR106	120
Flexera Software, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.153% 8/16/2032 (a)(b)(c)	USD351	345
Med-Metrix, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.176% 7/21/2032 (a)(b)(c)(d)	522	3
MEDX Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.50%) 8.168% 7/21/2032 (a)(b)(c)(d)	3,725	3,729
Navex Global Holding Co., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.678% 10/14/2032 (a)(b)(c)(d)	92	91
Pros Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 12/9/2032 (a)(b)(c)	896	894
Safety Borrower Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 10.50% 12/20/2032 (a)(b)(c)(d)	55	3
Safety Borrower Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.418% 12/20/2032 (a)(b)(c)(d)	605	602
Vamos Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 1/30/2032 (a)(b)(c)	1,431	1,415
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (a)(c)	222	223
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (a)(c)	89	89
Webpros Holding SARL, Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.671% 12/4/2032 (a)(b)(c)(d)	816	801
		14,073
Materials 1.78%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (a)(c)	45	43
Packaging Coordinators Midco, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.667% 10/15/2032 (a)(b)(c)(d)	4,015	4,007
		4,050
Consumer staples 1.54%
TPSI Receivables, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.414% 1/24/2029 (a)(b)(c)(d)	3,535	3,461
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.923% 2/11/2033 (a)(c)	35	35
		3,496
Consumer discretionary 0.48%
ClubCorp Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.418% 7/9/2032 (a)(b)(c)(d)	424	422
HP TLE Buyer, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 7/1/2032 (a)(b)(c)	662	666
		1,088
Health care 0.43%
AGS Health BCP Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.173% 8/2/2032 (a)(b)(c)	224	221
AGS Health BCP, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.173% 8/2/2032 (a)(b)(c)	117	116
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (a)(c)	79	78
Premise Health Holdings Corp., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.45% 11/8/2032 (a)(b)(c)	193	115
Premise Health Holdings Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 11/8/2032 (a)(b)(c)	455	452
		982
Communication services 0.36%
Medmark Media Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 8.95% 2/16/2030 (a)(b)(c)(d)	824	825
Capital Group KKR Core Plus+ — Page 3 of 26

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Energy 0.32%	Principal amount (000)	Value (000)
John Wood Group PLC, Revolver, (3-month USD CME Term SOFR + 5.50%) 9.169% 10/31/2028 (a)(b)(c)(d)	USD1,500	$719
Total loans		75,596
Corporate bonds and notes 28.38% Financials 7.60%
ACF TD Holdings, LLC 6.46% 5/30/2031 (b)	2,667	2,727
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (f)	110	108
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	120	116
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (f)	65	64
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (g)	125	127
American International Group, Inc. 5.125% 3/27/2033	50	51
AmWINS Group, Inc. 4.875% 6/30/2029 (f)	70	67
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	170	166
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	200	202
Aretec Group, Inc. 7.50% 4/1/2029 (f)	90	89
Aretec Group, Inc. 10.00% 8/15/2030 (f)	46	49
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (g)	150	142
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (g)	240	214
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (g)	160	158
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (g)	125	113
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (g)	250	221
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (g)	50	45
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (g)	11	10
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (g)	2	2
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (g)	225	222
Blackstone Private Credit Fund 5.95% 7/16/2029	216	213
Blackstone Private Credit Fund 5.35% 3/12/2031	49	47
Block, Inc. 2.75% 6/1/2026	70	70
Block, Inc. 5.625% 8/15/2030 (f)	55	55
Block, Inc. 3.50% 6/1/2031	30	27
Block, Inc. 6.50% 5/15/2032	210	212
Block, Inc. 6.00% 8/15/2033 (f)	70	69
Blue Owl Credit Income Corp. 4.70% 2/8/2027	105	104
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(g)	250	244
Brown & Brown, Inc. 4.90% 6/23/2030	275	275
Brown & Brown, Inc. 5.55% 6/23/2035	318	318
Brown & Brown, Inc. 6.25% 6/23/2055	61	61
Chubb INA Holdings, LLC 5.00% 3/15/2034	100	101
Cipher Compute, LLC 7.125% 11/15/2030 (f)	30	31
Citibank, NA 4.914% 5/29/2030	250	254
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (g)	200	199
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (g)	200	201
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	175	164
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	90	76
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (f)	394	367
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (g)	150	148
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (g)	176	158
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (g)	150	145
Goldman Sachs Group, Inc. (The) 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (g)	285	283
Goldman Sachs Group, Inc. (The) 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (g)	51	50
Goldman Sachs Group, Inc. (The) 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (g)	225	220
Goldman Sachs Group, Inc. (The) 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (g)	225	215
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028 (f)	52	51
Hightower Holding, LLC 6.75% 4/15/2029 (f)	110	108
Capital Group KKR Core Plus+ — Page 4 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (g)	USD230	$228
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (g)	225	222
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (g)	400	401
HUB International, Ltd. 7.25% 6/15/2030 (f)	215	220
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(g)	225	259
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	25	23
ION Platform Finance US, Inc. 5.00% 5/1/2028 (f)	39	36
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	371	345
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	210	198
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	5	5
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	200	155
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (g)	103	91
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (g)	210	187
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (g)	225	232
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (g)	100	97
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (g)	309	302
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	300	299
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (g)	110	109
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (g)	175	173
Morgan Stanley 4.123% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (g)	285	282
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (g)	150	152
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (g)	40	39
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (g)	80	69
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (g)	99	96
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (g)	376	369
Navient Corp. 5.00% 3/15/2027	100	98
Navient Corp. 5.50% 3/15/2029	135	124
Navient Corp. 9.375% 7/25/2030	180	176
Navient Corp. 11.50% 3/15/2031	70	71
Navient Corp. 7.875% 6/15/2032	255	228
Navient Corp. 5.625% 8/1/2033	110	86
OneMain Finance Corp. 6.125% 5/15/2030	330	323
OneMain Finance Corp. 7.50% 5/15/2031	30	30
OneMain Finance Corp. 7.125% 11/15/2031	60	60
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	150	150
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	82	81
Oxford Finance, LLC 6.375% 2/1/2027 (f)	60	60
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (g)	100	100
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (g)	225	230
Progressive Corp. 4.60% 3/26/2031	27	27
Progressive Corp. 5.15% 3/26/2036	145	145
Ryan Specialty, LLC 4.375% 2/1/2030 (f)	30	29
Ryan Specialty, LLC 5.875% 8/1/2032 (f)	20	20
Takeoff Merger Sub, Inc. 4.40% 3/24/2028 (f)	100	100
Takeoff Merger Sub, Inc. 4.50% 3/24/2029 (f)	75	75
Takeoff Merger Sub, Inc. 4.85% 3/24/2031 (f)	90	89
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (g)	110	112
Visa, Inc. 4.10% 2/12/2031	225	225
Voyager Parent, LLC 9.25% 7/1/2032 (f)	75	78
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (g)	400	405
Capital Group KKR Core Plus+ — Page 5 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (g)	USD125	$118
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (g)	100	90
		17,278
Communication services 3.72%
Alphabet, Inc. 4.10% 2/15/2031	57	57
Alphabet, Inc. 4.40% 2/15/2033	32	32
Alphabet, Inc. 4.70% 11/15/2035	102	101
Alphabet, Inc. 4.80% 2/15/2036	50	50
Alphabet, Inc. 5.25% 5/15/2055	114	108
Alphabet, Inc. 5.45% 11/15/2055	166	161
Alphabet, Inc. 5.65% 2/15/2056	43	43
Alphabet, Inc. 5.30% 5/15/2065	49	45
Altice France 6.50% 3/15/2032 (f)	292	277
AT&T, Inc. 4.75% 4/30/2033	284	281
AT&T, Inc. 5.40% 2/15/2034	35	36
AT&T, Inc. 3.50% 9/15/2053	225	148
CCO Holdings, LLC 5.00% 2/1/2028 (f)	130	129
CCO Holdings, LLC 4.75% 3/1/2030 (f)	150	142
CCO Holdings, LLC 4.50% 8/15/2030 (f)	50	47
CCO Holdings, LLC 4.25% 2/1/2031 (f)	535	488
CCO Holdings, LLC 7.00% 2/1/2033 (f)	65	65
CCO Holdings, LLC 4.50% 6/1/2033 (f)	70	61
CCO Holdings, LLC 4.25% 1/15/2034 (f)	70	60
CCO Holdings, LLC 7.375% 2/1/2036 (f)	100	100
Charter Communications Operating, LLC 4.80% 3/1/2050	61	45
Charter Communications Operating, LLC 3.70% 4/1/2051	180	111
Charter Communications Operating, LLC 3.90% 6/1/2052	292	186
Charter Communications Operating, LLC 5.25% 4/1/2053	302	237
Charter Communications Operating, LLC 6.70% 12/1/2055	38	36
Charter Communications Operating, LLC 3.85% 4/1/2061	100	58
Connect Finco SARL 9.00% 9/15/2029 (f)	600	631
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	29	29
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	100	100
DISH Network Corp. 11.75% 11/15/2027 (f)	266	274
EchoStar Corp. 10.75% 11/30/2029	230	249
EchoStar Corp. 6.75% Cash 11/30/2030 (e)	135	136
Embarq, LLC 7.995% 6/1/2036	100	32
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	70	70
Gray Media, Inc. 10.50% 7/15/2029 (f)	28	30
Gray Media, Inc. 5.375% 11/15/2031 (f)	100	74
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	25	25
Meta Platforms, Inc. 4.60% 11/15/2032	231	229
Meta Platforms, Inc. 4.875% 11/15/2035	276	271
Meta Platforms, Inc. 5.50% 11/15/2045	69	65
Meta Platforms, Inc. 5.40% 8/15/2054	105	95
Meta Platforms, Inc. 5.625% 11/15/2055	149	140
Meta Platforms, Inc. 5.75% 11/15/2065	71	66
News Corp. 3.875% 5/15/2029 (f)	30	29
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	225	227
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	185	186
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (f)	30	31
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (f)	35	37
Capital Group KKR Core Plus+ — Page 6 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Orange 4.00% 1/13/2029 (f)	USD200	$198
Orange 4.75% 1/13/2033 (f)	200	198
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	90	87
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	150	136
Snap, Inc. 6.875% 3/1/2033 (f)	70	66
T-Mobile USA, Inc. 5.30% 5/15/2035	200	202
T-Mobile USA, Inc. 4.95% 11/15/2035	50	49
Univision Communications, Inc. 8.00% 8/15/2028 (f)	60	61
Univision Communications, Inc. 4.50% 5/1/2029 (f)	130	122
Univision Communications, Inc. 9.375% 8/1/2032 (f)	350	361
Verizon Communications, Inc. 2.355% 3/15/2032	23	20
Verizon Communications, Inc. 4.75% 1/15/2033	88	87
Verizon Communications, Inc. 5.00% 1/15/2036	147	144
Verizon Communications, Inc. 5.75% 11/30/2045	35	34
Verizon Communications, Inc. 5.875% 11/30/2055	85	83
Verizon Communications, Inc. 6.00% 11/30/2065	39	38
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	45	46
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	150	145
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	275	182
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	3	2
WMG Acquisition Corp. 3.75% 12/1/2029 (f)	20	19
WMG Acquisition Corp. 3.875% 7/15/2030 (f)	35	33
		8,443
Health care 3.69%
Abbott Laboratories 4.30% 3/15/2033	170	166
Abbott Laboratories 4.65% 3/15/2036	230	225
Abbott Laboratories 5.50% 3/15/2056	170	167
AbbVie, Inc. 4.125% 3/15/2031	40	39
AbbVie, Inc. 4.95% 3/15/2031	265	271
AbbVie, Inc. 4.40% 3/15/2033	69	68
AbbVie, Inc. 5.20% 3/15/2035	100	102
AbbVie, Inc. 4.75% 3/15/2036	21	21
AbbVie, Inc. 5.60% 3/15/2055	250	246
AbbVie, Inc. 5.55% 3/15/2056	18	18
Accendra Health, Inc. 4.50% 3/31/2029 (f)	327	198
Accendra Health, Inc. 6.625% 4/1/2030 (f)	120	57
AdaptHealth, LLC 5.125% 3/1/2030 (f)	10	10
Amgen, Inc. 4.20% 2/19/2031	113	111
Amgen, Inc. 5.25% 3/2/2033	310	318
Amgen, Inc. 4.85% 2/19/2036	110	108
Amgen, Inc. 5.50% 2/19/2046	155	149
Amgen, Inc. 5.65% 3/2/2053	200	194
Amgen, Inc. 5.65% 2/19/2056	134	130
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (f)	35	36
AthenaHealth Group, Inc. 6.50% 2/15/2030 (f)	130	122
Avantor Funding, Inc. 4.625% 7/15/2028 (f)	100	98
Avantor Funding, Inc. 3.875% 11/1/2029 (f)	70	66
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	200	208
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	200	197
Bristol-Myers Squibb Co. 5.20% 2/22/2034	305	313
Bristol-Myers Squibb Co. 5.55% 2/22/2054	175	169
Centene Corp. 2.45% 7/15/2028	30	28
Centene Corp. 2.50% 3/1/2031	35	29
Capital Group KKR Core Plus+ — Page 7 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (f)	USD10	$9
Cigna Group (The) 5.25% 1/15/2036	155	155
Cigna Group (The) 6.00% 1/15/2056	105	105
CVS Health Corp. 5.70% 6/1/2034	300	308
CVS Health Corp. 6.05% 6/1/2054	200	194
CVS Health Corp. 6.20% 9/15/2055	40	40
DaVita, Inc. 4.625% 6/1/2030 (f)	100	96
DaVita, Inc. 6.875% 9/1/2032 (f)	60	62
DaVita, Inc. 6.75% 7/15/2033 (f)	90	92
Elevance Health, Inc. 5.70% 9/15/2055	200	190
Eli Lilly and Co. 5.10% 2/12/2035	125	128
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	50	52
Gilead Sciences, Inc. 5.55% 10/15/2053	50	49
Humana, Inc. 5.375% 4/15/2031	225	227
IQVIA, Inc. 6.25% 6/1/2032 (f)	110	112
Medline Borrower, LP 3.875% 4/1/2029 (f)	70	68
Medline Borrower, LP 6.25% 4/1/2029 (f)	70	71
Medline Borrower, LP 5.25% 10/1/2029 (f)	160	159
Molina Healthcare, Inc. 6.50% 2/15/2031 (f)	65	64
Molina Healthcare, Inc. 3.875% 5/15/2032 (f)	120	104
Novartis Capital Corp. 4.90% 3/18/2036	30	30
Novartis Capital Corp. 5.60% 3/18/2046	6	6
Novartis Capital Corp. 5.70% 3/18/2056	25	25
Pfizer, Inc. 4.50% 11/15/2032	225	223
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	200	200
Tenet Healthcare Corp. 4.25% 6/1/2029	275	267
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	350	359
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	205
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	40	30
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	32	32
UnitedHealth Group, Inc. 5.15% 7/15/2034	185	187
UnitedHealth Group, Inc. 5.30% 6/15/2035	420	429
UnitedHealth Group, Inc. 5.625% 7/15/2054	125	119
UnitedHealth Group, Inc. 5.95% 6/15/2055	120	121
		8,382
Consumer discretionary 3.44%
Advance Auto Parts, Inc. 3.90% 4/15/2030	180	165
Advance Auto Parts, Inc. 3.50% 3/15/2032	80	69
Advance Auto Parts, Inc. 7.375% 8/1/2033 (f)	50	51
Allied Universal Holdco, LLC 6.875% 6/15/2030 (f)	115	117
Amazon.com, Inc. 4.10% 11/20/2030	165	163
Amazon.com, Inc. 4.55% 3/13/2033	146	145
Amazon.com, Inc. 4.35% 3/20/2033	170	167
Amazon.com, Inc. 4.65% 11/20/2035	257	252
Amazon.com, Inc. 4.875% 3/13/2036	86	85
Amazon.com, Inc. 5.45% 11/20/2055	365	349
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (f)	110	106
Caesars Entertainment, Inc. 7.00% 2/15/2030 (f)	30	30
Carnival Corp. 5.75% 8/1/2032 (f)	110	110
Carnival Corp. 6.125% 2/15/2033 (f)	160	162
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	200	203
Fertitta Entertainment, LLC 4.625% 1/15/2029 (f)	60	57
Fertitta Entertainment, LLC 6.75% 1/15/2030 (f)	30	28
Capital Group KKR Core Plus+ — Page 8 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
First Student Bidco, Inc. 4.00% 7/31/2029 (f)	USD110	$105
Ford Motor Co. 3.25% 2/12/2032	400	348
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
Ford Motor Credit Co., LLC 5.875% 11/7/2029	200	203
Ford Motor Credit Co., LLC 5.73% 9/5/2030	200	200
Ford Motor Credit Co., LLC 5.753% 4/6/2033	200	196
Ford Motor Credit Co., LLC 7.122% 11/7/2033	200	210
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	202
Ford Motor Credit Co., LLC 5.869% 10/31/2035	200	192
General Motors Financial Co., Inc. 5.90% 1/7/2035	175	178
General Motors Financial Co., Inc. 5.45% 1/8/2036	163	161
Hyatt Hotels Corp. 5.75% 3/30/2032	175	180
Hyundai Capital America 4.60% 4/6/2028 (f)	96	96
Hyundai Capital America 4.90% 6/23/2028 (f)	93	93
Hyundai Capital America 4.25% 1/8/2029 (f)	103	102
Hyundai Capital America 5.30% 1/8/2030 (f)	325	330
Hyundai Capital America 5.10% 6/24/2030 (f)	94	95
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	80	83
Light and Wonder International, Inc. 7.25% 11/15/2029 (f)	40	41
Marriott International, Inc. 4.50% 5/1/2033	45	44
Newell Brands, Inc. 6.625% 5/15/2032	95	91
Newell Brands, Inc. 7.50% 4/1/2046	35	28
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	450	463
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	94	91
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	201	198
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	369	351
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	195	168
Sonic Automotive, Inc. 4.625% 11/15/2029 (f)	50	49
Starbucks Corp. 5.00% 2/15/2034	34	34
Starbucks Corp. 5.40% 5/15/2035	70	72
Toyota Motor Credit Corp. 4.05% 3/13/2029	148	147
Toyota Motor Credit Corp. 4.60% 3/11/2033	110	108
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	200	194
Wand NewCo 3, Inc. 7.625% 1/30/2032 (f)	20	20
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (f)	185	183
		7,829
Information technology 2.10%
Amphenol Corp. 4.625% 2/15/2036	275	266
Amphenol Corp. 5.30% 11/15/2055	133	125
ams-OSRAM AG 12.25% 3/30/2029 (f)	150	160
Analog Devices, Inc. 5.30% 4/1/2054	50	47
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (f)	62	62
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	30	31
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (f)	35	34
Broadcom, Inc. 4.90% 2/15/2038	463	447
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	40	39
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	460	444
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	265	251
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	40	42
Fair Isaac Corp. 6.00% 5/15/2033 (f)	150	147
Hughes Satellite Systems Corp. 5.25% 8/1/2026	15	13
Hughes Satellite Systems Corp. 6.625% 8/1/2026	394	297
Capital Group KKR Core Plus+ — Page 9 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Intel Corp. 3.05% 8/12/2051	USD20	$12
Intel Corp. 5.60% 2/21/2054	115	106
Microchip Technology, Inc. 5.05% 2/15/2030	185	187
NCR Atleos Corp. 9.50% 4/1/2029 (f)	50	54
Oracle Corp. 5.50% 8/3/2035	60	57
Oracle Corp. 5.20% 9/26/2035	375	352
Oracle Corp. 5.70% 2/4/2036	327	314
Oracle Corp. 6.00% 8/3/2055	132	111
Oracle Corp. 5.95% 9/26/2055	100	84
Oracle Corp. 6.70% 2/4/2056	304	282
Oracle Corp. 6.10% 9/26/2065	100	83
Synopsys, Inc. 4.85% 4/1/2030	103	104
Synopsys, Inc. 5.15% 4/1/2035	70	70
Synopsys, Inc. 5.70% 4/1/2055	125	120
Texas Instruments, Inc. 5.10% 5/23/2035	80	81
Texas Instruments, Inc. 5.15% 2/8/2054	85	79
UKG, Inc. 6.875% 2/1/2031 (f)	50	49
Unisys Corp. 10.625% 1/15/2031 (f)	79	68
Viasat, Inc. 6.50% 7/15/2028 (f)	50	49
WULF Compute, LLC 7.75% 10/15/2030 (f)	100	106
		4,773
Energy 1.68%
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	95	95
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	171	175
Caturus Energy, LLC 8.50% 2/15/2030 (f)	50	52
CNX Resources Corp. 7.375% 1/15/2031 (f)	55	57
CNX Resources Corp. 5.875% 3/1/2034 (f)	30	29
Comstock Resources, Inc. 5.875% 1/15/2030 (f)	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	120	120
Devon Energy Corp. 5.75% 9/15/2054	225	212
Diamondback Energy, Inc. 5.75% 4/18/2054	105	99
DT Midstream, Inc. 4.375% 6/15/2031 (f)	90	87
Energy Transfer, LP 6.00% 2/1/2029 (f)	20	20
Energy Transfer, LP 5.20% 4/1/2030	50	51
Enterprise Products Operating, LLC 5.20% 1/15/2036	20	20
EQT Corp. 4.75% 1/15/2031	70	70
EQT Corp. 3.625% 5/15/2031 (f)	75	70
Expand Energy Corp. 5.875% 2/1/2029 (f)	30	30
Genesis Energy, LP 7.875% 5/15/2032	30	31
Harvest Midstream I, LP 7.50% 9/1/2028 (f)	40	40
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	20	20
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	10	10
Hess Midstream Operations, LP 4.25% 2/15/2030 (f)	125	120
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	80	79
Hilcorp Energy I, LP 6.25% 4/15/2032 (f)	25	24
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	50	52
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	25	25
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	35	35
Matador Resources Co. 6.00% 4/15/2034 (f)	25	25
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(d)(e)	121	122
NFE Financing, LLC 12.00% 11/15/2029 (f)(h)	1,100	498
NGL Energy Operating, LLC 8.125% 2/15/2029 (f)	50	52
Capital Group KKR Core Plus+ — Page 10 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Operating, LLC 8.375% 2/15/2032 (f)	USD90	$93
Noble Finance II, LLC 8.00% 4/15/2030 (f)	40	41
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (f)	16	17
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	200	195
SM Energy Co. 8.625% 11/1/2030 (f)	20	21
SM Energy Co. 9.625% 6/15/2033 (f)	25	28
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (f)	50	51
Sunoco, LP 4.50% 5/15/2029	30	29
Sunoco, LP 5.625% 3/15/2031 (f)	20	20
Sunoco, LP 7.25% 5/1/2032 (f)	110	114
Sunoco, LP 5.875% 3/15/2034 (f)	30	30
Sunoco, LP 5.625% 7/15/2034 (f)	35	35
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(g)	50	51
Superior Plus, LP 4.50% 3/15/2029 (f)	30	29
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	54	54
Transocean International, Ltd. 8.75% 2/15/2030 (f)	28	29
Transocean International, Ltd. 7.875% 10/15/2032 (f)	15	16
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	70	67
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	285	265
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	80	83
Venture Global LNG, Inc. 9.875% 2/1/2032 (f)	40	43
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	25	26
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	75	82
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (f)	25	26
		3,813
Industrials 1.62%
ADT Security Corp. 4.125% 8/1/2029 (f)	30	29
Amentum Holdings, Inc. 7.25% 8/1/2032 (f)	150	155
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (f)	30	29
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (f)	50	48
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	20	20
BAE Systems PLC 5.30% 3/26/2034 (f)	200	205
Boeing Co. (The) 3.25% 2/1/2028	100	98
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (f)	50	47
Clean Harbors, Inc. 5.75% 10/15/2033 (f)	75	75
CoreLogic, Inc. 4.50% 5/1/2028 (f)	150	141
CSX Corp. 4.10% 11/15/2032	123	119
CSX Corp. 5.05% 6/15/2035	325	326
Eaton Corp. 4.50% 3/6/2033	200	197
Eaton Corp. 4.80% 3/6/2036	200	198
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	55	57
EquipmentShare.com, Inc. 8.625% 5/15/2032 (f)	45	47
EquipmentShare.com, Inc. 8.00% 3/15/2033 (f)	25	26
Garda World Security Corp. 6.50% 1/15/2031 (f)	50	51
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	200	198
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	221	219
Icahn Enterprises, LP 5.25% 5/15/2027	140	137
Icahn Enterprises, LP 9.75% 1/15/2029	120	118
Icahn Enterprises, LP 10.00% 11/15/2029 (f)	100	99
Norfolk Southern Corp. 4.45% 3/1/2033	19	19
Norfolk Southern Corp. 5.10% 5/1/2035	35	35
Norfolk Southern Corp. 5.35% 8/1/2054	100	93
Capital Group KKR Core Plus+ — Page 11 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Reworld Holding Corp. 4.875% 12/1/2029 (f)	USD60	$56
Siemens Funding BV 4.90% 5/28/2032 (f)	215	219
TransDigm, Inc. 6.375% 3/1/2029 (f)	95	97
TransDigm, Inc. 6.625% 3/1/2032 (f)	90	92
TransDigm, Inc. 6.125% 7/31/2034 (f)	62	61
Union Pacific Corp. 2.80% 2/14/2032	117	106
Union Pacific Corp. 5.10% 2/20/2035	176	179
Union Pacific Corp. 2.95% 3/10/2052	14	9
Union Pacific Corp. 3.50% 2/14/2053	15	11
Union Pacific Corp. 5.60% 12/1/2054	73	72
		3,688
Utilities 1.23%
Duke Energy Florida, LLC 4.85% 12/1/2035	50	49
Edison International 6.25% 3/15/2030	275	285
Florida Power & Light Co. 5.70% 3/15/2055	75	75
Long Ridge Energy, LLC 8.75% 2/15/2032 (f)	120	126
Northern States Power Co. 5.40% 3/15/2054	75	71
Pacific Gas and Electric Co. 5.70% 3/1/2035	475	482
Pacific Gas and Electric Co. 6.00% 8/15/2035	155	160
Pacific Gas and Electric Co. 5.20% 5/1/2036	125	122
Pacific Gas and Electric Co. 4.95% 7/1/2050	100	83
Pacific Gas and Electric Co. 3.50% 8/1/2050	75	50
PacifiCorp 5.10% 4/15/2031	125	125
PacifiCorp 5.45% 4/15/2033	150	151
PacifiCorp 5.80% 4/15/2036	27	27
PacifiCorp 5.50% 5/15/2054	155	136
PG&E Corp. 5.25% 7/1/2030	140	138
Public Service Electric and Gas Co. 4.20% 1/1/2031	280	276
Public Service Electric and Gas Co. 5.625% 1/1/2056	75	74
Southern California Edison Co. 5.45% 3/1/2035	175	176
Southern California Edison Co. 6.20% 9/15/2055	50	50
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)	140	147
		2,803
Real estate 1.15%
Boston Properties, LP 5.75% 1/15/2035	225	224
GGP Retail, LLC 5.75% 5/15/2026 (f)	90	90
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	70	66
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	50	46
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	40	39
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	50	48
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	205	199
Kennedy-Wilson, Inc. 4.75% 3/1/2029	40	40
Kennedy-Wilson, Inc. 4.75% 2/1/2030	230	230
Kennedy-Wilson, Inc. 5.00% 3/1/2031	90	90
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (f)	20	19
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	30	30
MPT Operating Partnership, LP 5.00% 10/15/2027	450	419
MPT Operating Partnership, LP 3.50% 3/15/2031	100	66
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	200	203
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	40	38
Service Properties Trust 4.95% 2/15/2027	38	38
Service Properties Trust 8.00% 9/30/2027 (f)	55	50
Capital Group KKR Core Plus+ — Page 12 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 3.95% 1/15/2028	USD120	$115
Service Properties Trust 4.95% 10/1/2029	360	327
Service Properties Trust 8.625% 11/15/2031 (f)	215	225
		2,602
Consumer staples 1.13%
Albertsons Cos., Inc. 3.50% 3/15/2029 (f)	70	67
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	150	147
B&G Foods, Inc. 5.25% 9/15/2027	20	19
B&G Foods, Inc. 8.00% 9/15/2028 (f)	90	89
BAT Capital Corp. 5.35% 8/15/2032	265	272
BAT Capital Corp. 4.625% 3/22/2033	78	76
BAT Capital Corp. 6.25% 8/15/2055	200	202
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	200	202
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	100	101
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (f)	90	86
Mars, Inc. 5.20% 3/1/2035 (f)	265	268
Mars, Inc. 5.70% 5/1/2055 (f)	150	146
Mondelez International, Inc. 5.125% 5/6/2035	38	38
Philip Morris International, Inc. 4.375% 4/30/2030	269	268
Philip Morris International, Inc. 4.90% 11/1/2034	300	298
Philip Morris International, Inc. 4.875% 4/30/2035	51	50
Philip Morris International, Inc. 4.625% 10/29/2035	137	132
Post Holdings, Inc. 4.625% 4/15/2030 (f)	60	58
United Natural Foods, Inc. 6.75% 10/15/2028 (f)	54	54
		2,573
Materials 1.02%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	58	58
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	25	25
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	140	137
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	40	36
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	60	60
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	70	68
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	110	107
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	150	148
CVR Partners, LP 6.125% 6/15/2028 (f)	80	80
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (f)	90	87
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (e)(f)(g)	83	44
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	143	127
LYB International Finance III, LLC 5.50% 3/1/2034	19	19
LYB International Finance III, LLC 6.15% 5/15/2035	11	11
LYB International Finance III, LLC 5.875% 1/15/2036	163	164
LYB International Finance III, LLC 3.375% 10/1/2040	15	11
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (f)	200	195
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (f)	60	60
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (f)	65	60
Methanex Corp. 5.125% 10/15/2027	100	99
Methanex Corp. 5.25% 12/15/2029	40	40
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	200	202
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	50	52
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	140	144
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	40	40
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	20	20
Capital Group KKR Core Plus+ — Page 13 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	USD100	$100
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (e)(g)	72	71
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (e)(g)	60	59
		2,324
Total corporate bonds and notes		64,508
Mortgage-backed obligations 14.47% Federal agency mortgage-backed obligations 6.67%
Fannie Mae Pool #CA8827 2.50% 2/1/2051 (i)	362	305
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (i)	375	316
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (i)	213	172
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (i)	642	542
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (i)	292	236
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (i)	792	667
Fannie Mae Pool #FM8720 2.00% 8/1/2051 (i)	218	175
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (i)	661	533
Fannie Mae Pool #CB2041 2.50% 11/1/2051 (i)	39	33
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (i)	202	163
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (i)	422	340
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (i)	87	70
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (i)	475	401
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (i)	454	400
Fannie Mae Pool #DB6296 6.50% 6/1/2054 (i)	106	111
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (i)	1,921	1,932
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (i)	2,611	2,663
Fannie Mae Pool #190445 6.50% 3/1/2055 (i)	2,060	2,131
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (i)	418	439
Freddie Mac Pool #SD0963 3.50% 1/1/2052 (i)	525	482
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (i)	27	22
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (i)	204	165
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (i)	65	55
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (i)	761	643
Freddie Mac Pool #QX1642 6.50% 12/1/2054 (i)	217	224
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (i)	777	767
Freddie Mac Pool #QY1746 4.00% 4/1/2055 (i)	322	305
Freddie Mac Pool #RQ0113 6.50% 4/1/2056 (i)	322	333
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (i)(j)	575	484
Uniform Mortgage-Backed Security 6.50% 4/1/2056 (i)(j)	63	65
		15,174
Collateralized mortgage-backed obligations 4.69%
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (f)(g)(i)	652	654
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(g)(i)	162	163
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(g)(i)	114	114
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(g)(i)	205	196
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.562% 4/25/2042 (c)(f)(i)	1,561	1,590
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.876% 1/25/2050 (c)(f)(i)	440	487
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.576% 2/25/2050 (c)(f)(i)	450	495
Capital Group KKR Core Plus+ — Page 14 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.376% 3/25/2050 (c)(f)(i)	USD50	$60
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.176% 9/25/2050 (c)(f)(i)	345	449
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.162% 10/25/2050 (c)(f)(i)	660	908
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.312% 12/25/2050 (c)(f)(i)	1,095	1,276
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 0.326% 9/25/2070 (c)(f)(i)	6,909	39
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 1.919% 9/25/2070 (c)(f)(i)	6,909	394
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B1, 6.432% 9/25/2070 (c)(f)(i)	197	194
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B2, 7.192% 9/25/2070 (c)(f)(i)	226	221
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B3, 7.192% 9/25/2070 (c)(f)(i)	115	105
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(g)(i)	466	466
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (f)(i)	99	95
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (f)(i)	664	631
Progress Residential Trust, Series 2025-SFR3, Class D, 3.39% 7/17/2042 (f)(i)	800	730
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (f)(i)	129	129
Verus Securitization Trust, Series 2023-INV3, Class B2, 8.162% 11/25/2068 (c)(f)(i)	809	815
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (c)(f)(i)	441	442
		10,653
Commercial mortgage-backed securities 3.11%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.416% 6/15/2040 (c)(f)(i)	142	142
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class C, 6.70% 7/15/2057 (c)(i)	240	246
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class A3, 5.659% 5/15/2058 (i)	666	689
Benchmark Mortgage Trust, Series 2018-B7, Class B, 4.831% 5/15/2053 (c)(i)	300	275
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (i)	203	174
BMO Mortgage Trust, Series 2025-5C10, Class B, 6.445% 5/15/2058 (c)(i)	1,000	1,042
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.423% 12/15/2044 (c)(f)(i)	512	510
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (i)	219	218
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (i)	1,000	930
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (c)(f)(i)	250	252
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (f)(i)	250	253
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 4.802% 8/10/2042 (c)(f)(i)	175	177
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 6.823% 12/15/2039 (c)(f)(i)	500	503
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039 (c)(f)(i)	100	101
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (c)(f)(i)	361	371
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (c)(f)(i)	289	294
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.762% 5/25/2055 (c)(f)(i)	258	259
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (c)(f)(i)	264	264
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.173% 9/15/2042 (c)(f)(i)	360	360
		7,060
Total mortgage-backed obligations		32,887
Capital Group KKR Core Plus+ — Page 15 of 26

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 13.28% Other asset-backed securities 6.08%	Principal amount (000)	Value (000)
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (f)(i)	USD63	$63
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(i)	648	641
Centersquare Issuer, LLC, Series 2025-5A, Class A2, 5.30% 12/27/2055 (i)	1,103	1,075
Flexential Issuer, LLC, Series 2026-3A, Class A2, 6.00% 3/25/2061 (i)	436	429
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(i)	396	395
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(i)	2,465	2,373
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class A, 5.759% 2/15/2041 (b)(d)(i)(j)	341	341
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class B, 10.278% 2/15/2041 (b)(d)(i)(j)	81	81
MESA Trust, Series 2025-1, Class A, 0% 6/25/2060 (b)(i)	135	135
MESA Trust, Series 2025-1, Class A, 5.20% 6/25/2060 (b)(i)	1,887	1,885
MESA Trust, Series 2025-1, Class B, 5.70% 6/25/2060 (b)(i)	217	217
MESA Trust, Series 2025-1, Class C, 6.45% 6/25/2060 (b)(i)	183	183
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(i)	66	67
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (f)(i)	282	285
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (f)(i)	447	460
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (f)(i)	483	490
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(i)	236	235
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(i)	250	247
SSI ABS Issuer, LLC, Series 2025-1, Class A, 6.15% 7/25/2065 (f)(i)	419	416
SSI ABS Issuer, LLC, Series 2025-1, Class B, 7.82% 7/25/2065 (f)(i)	393	396
Sunrun Julius Issuer, Series 2023-2A, Class A1, 6.60% 1/30/2059 (f)(i)	708	715
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75% 7/30/2057 (f)(i)	354	340
Sunrun Neptune Issuer, LLC, Series 2024-1A, Class A, 6.27% 2/1/2055 (f)(i)	109	109
SunStrong Issuer, LLC, Series 2025-1, Class A2, 5.95% 12/28/2055 (f)(i)	1,197	1,191
SVC ABS, LLC, Series 2026-1A, Class A, 5.157% 3/20/2056 (f)(i)	194	193
SVC ABS, LLC, Series 2026-1A, Class B, 5.795% 3/20/2056 (f)(i)	498	493
SVC ABS, LLC, Series 2026-1A, Class M, 7.549% 3/20/2056 (f)(i)	171	169
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(i)	206	206
		13,830
Home equity 4.36%
Unison Trust, Series 2025-1, Class A, 6.00% 7/25/2055 (i)	1,498	1,404
Unlock HEA Trust, Series 2025-2, Class A, 6.00% 11/25/2041 (f)(i)	320	317
Unlock HEA Trust, Series 2025-2, Class B, 7.25% 11/25/2041 (f)(i)	168	164
Unlock HEA Trust, Series 2025-3, Class A, 5.75% 12/25/2041 (f)(i)	1,983	1,947
Unlock HEA Trust, Series 2025-3, Class B, 7.25% 12/25/2041 (f)(i)	501	483
Woodward Capital Management, Series 2024-CES8, Class B2, 8.391% 11/25/2044 (f)(i)	3,000	3,047
Woodward Capital Management, Series 2025-CES1, Class B1, 7.653% 1/25/2045 (c)(f)(i)	2,500	2,550
		9,912
Auto loan 1.99%
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (f)(i)	800	823
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (f)(i)	800	810
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class B, 4.30% 8/21/2028 (f)(i)	420	419
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class B, 6.44% 8/21/2028 (f)(i)	100	102
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (f)(i)	100	101
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (f)(i)	100	101
Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.39% 1/16/2035 (f)(i)	120	121
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(i)	500	489
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(i)	336	331
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (f)(i)	283	289
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (f)(i)	78	78
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (f)(i)	37	37
Capital Group KKR Core Plus+ — Page 16 of 26

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (f)(i)	USD37	$37
The Huntington National Bank, Series 2026-1, Class C, (30-day Average USD-SOFR + 2.00%) 5.672% 2/20/2034 (c)(f)(i)	792	793
		4,531
Student loan 0.41%
DRB Prime Student Loan Trust, Series 2017-B, Class R, 0% 8/25/2042 (b)(f)(i)	— (k)	68
JPTR Trust, Series 2025-1, Class R, 0% 12/25/2055 (b)(i)	30	31
JPTR Trust, Series 2025-1, Class R, 0% 12/25/2055 (b)(i)	28	29
JPTR Trust, Series 2025-1, Class A-FL, (1-month USD CME Term SOFR + 1.20%) 4.87% 12/25/2055 (b)(c)(i)	50	50
JPTR Trust, Series 2025-1, Class A-FL, (3-month USD CME Term SOFR + 1.20%) 5.16% 12/25/2055 (b)(c)(i)	18	18
JPTR Trust, Series 2025-1, Class A-FX, 4.85% 12/25/2055 (b)(i)	316	318
JPTR Trust, Series 2025-1, Class A-FX, 4.95% 12/25/2055 (b)(i)	232	232
JPTR Trust, Series 2025-1, Class B, 5.25% 12/25/2055 (b)(i)	58	58
JPTR Trust, Series 2025-1, Class B, 5.45% 12/25/2055 (b)(i)	40	40
JPTR Trust, Series 2025-1, Class C, 5.50% 12/25/2055 (b)(i)	13	14
JPTR Trust, Series 2025-1, Class C, 5.65% 12/25/2055 (b)(i)	9	9
JPTR Trust, Series 2025-1, Class D, 6.10% 12/25/2055 (b)(i)	9	9
JPTR Trust, Series 2025-1, Class D, 6.25% 12/25/2055 (b)(i)	6	6
SMB Private Education Loan Trust, Series 2022-D, Class C, 6.58% 10/15/2058 (f)(i)	49	50
		932
Credit card 0.33%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (f)(i)	322	321
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(i)	220	220
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (f)(i)	200	197
		738
Collateralized loan obligations 0.11%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (c)(f)(i)	250	250
Total asset-backed obligations		30,193
U.S. Treasury bonds & notes 5.99% U.S. Treasury 5.71%
U.S. Treasury 3.375% 11/30/2027	— (k)	— (k)
U.S. Treasury 3.375% 2/29/2028	265	263
U.S. Treasury 3.875% 3/31/2028	2,680	2,684
U.S. Treasury 4.25% 3/31/2033	1,792	1,804
U.S. Treasury 4.125% 2/15/2036	1,537	1,513
U.S. Treasury 4.625% 2/15/2046	2,886	2,782
U.S. Treasury 4.625% 11/15/2055 (l)	4,118	3,933
		12,979
U.S. Treasury inflation-protected securities 0.28%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (m)	62	62
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (m)	277	278
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (m)	316	302
		642
Total U.S. Treasury bonds & notes		13,621
Capital Group KKR Core Plus+ — Page 17 of 26

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.40% Mexico 0.18%	Principal amount (000)	Value (000)
United Mexican States 4.75% 4/27/2032	USD200	$193
United Mexican States 6.875% 5/13/2037	200	210
		403
State of Kuwait 0.08%
Kuwait (State of) 4.652% 10/9/2035 (f)	200	192
Canada 0.07%
Ontario (Province of) 3.90% 9/4/2030	173	172
Peru 0.07%
Peru (Republic of) 2.783% 1/23/2031	80	73
Peru (Republic of) 5.875% 8/8/2054	30	29
Peru (Republic of) 2.78% 12/1/2060	100	53
		155
Total bonds & notes of governments & government agencies outside the U.S.		922
Total bonds, notes & other debt instruments (cost: $218,184,000)		217,727
Convertible bonds & notes 0.08% Communication services 0.03%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (e)	20	73
Information technology 0.05%
Strategy, Inc., convertible notes, 0% 12/1/2029	130	108
Total convertible bonds & notes (cost: $143,000)		181
Common stock and other investments 1.24% Financials 0.69%	Shares
Kasper 2, LP (b)(n)(o)	11,651,745	1,242
KKR Maguire Aggregator, LLC (b)(n)(o)	318,152	318
		1,560
Industrials 0.55%
KSC I Aircraft, LP (b)(n)(o)	1,262,183	1,264
Energy 0.00%
New Fortress Energy, Inc., Class A (n)	4,124	2
Total common stock and other investments (cost: $2,771,000)		2,826
Capital Group KKR Core Plus+ — Page 18 of 26

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Short-term securities 2.27% Money market investments 2.27%	Shares	Value (000)
Capital Group Central Cash Fund 3.71% (p)(q)	51,531	$5,153
Total short-term securities (cost: $5,153,000)		5,153
Total investment securities 99.36% (cost: $226,251,000)		225,887
Other assets less liabilities 0.64%		1,448
Net assets 100.00%		$227,335
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	308	6/30/2026	USD63,893	$(448)
5 Year U.S. Treasury Note Futures	Long	622	6/30/2026	67,288	(685)
10 Year U.S. Treasury Note Futures	Long	143	6/18/2026	15,880	(314)
10 Year Ultra U.S. Treasury Note Futures	Short	70	6/18/2026	(7,946)	145
U.S. Treasury Long Term Bonds Futures	Long	46	6/18/2026	5,238	(170)
U.S. Treasury Ultra Long-Term Bonds Futures	Long	39	6/18/2026	4,546	(140)
					$(1,612)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	124	EUR	105	Citibank	4/1/2026	$3
EUR	105	USD	120	Citibank	4/1/2026	1
USD	1,370	NOK	13,270	HSBC Bank	4/13/2026	— (k)
USD	121	EUR	105	Citibank	5/8/2026	(1)
						$3
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.482%	Annual	10/2/2032	USD2,824	$36	$—	$36
SOFR	Annual	3.648%	Annual	10/2/2035	2,560	40	—	40
						$76	$—	$76
Capital Group KKR Core Plus+ — Page 19 of 26

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Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD2,023	$97	$82	$15
Investments in affiliates (q)

	Value at 12/31/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.71% (p)	$8,332	$24,400	$27,582	$3	$— (k)	$5,153	$34
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bonterra, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.396% 3/5/2032 (a)(b)(c)	5/29/2025	$705	$702	0.31%
Bonterra, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.428% 3/5/2032 (a)(b)(c)	4/24/2025	190	190	0.08
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 3/5/2032 (a)(b)(c)	4/24/2025 - 8/27/2025	3,967	3,971	1.75
Truck-Lite Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.421% 2/13/2032 (a)(b)(c)	6/17/2025	109	109	0.05
Truck-Lite Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.437% 2/13/2032 (a)(b)(c)	6/17/2025	29	29	0.02
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 2/13/2032 (a)(b)(c)	6/17/2025 - 8/27/2025	142	142	0.06
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 2/13/2032 (a)(b)(c)	6/17/2025 - 8/27/2025	3,883	3,847	1.69
Packaging Coordinators Midco, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.667% 10/15/2032 (a)(b)(c)	8/27/2025	4,008	4,007	1.76
MEDX Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.50%) 8.168% 7/21/2032 (a)(b)(c)	7/21/2025 - 8/27/2025	3,696	3,729	1.64
TPSI Receivables, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.414% 1/24/2029 (a)(b)(c)	4/24/2025	3,409	3,461	1.52
Fortna AR, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.421% 6/1/2029 (a)(b)(c)	4/24/2025	3,199	3,238	1.42
Integrity Marketing Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.673% 8/25/2028 (a)(b)(c)	4/24/2025	3,170	3,176	1.40
Low Voltage Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 4/28/2032 (a)(b)(c)	4/30/2025 - 5/29/2025	2,566	2,609	1.15
FSS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 8/29/2031 (a)(b)(c)	4/24/2025	2,455	2,465	1.08
Capital Group KKR Core Plus+ — Page 20 of 26

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Restricted securities (d) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Dispatch Acquisition Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 2.775%) 8.45% 11/19/2032 (a)(b)(c)	11/19/2025	$71	$71	0.03%
Dispatch Acquisition Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 11/19/2032 (a)(b)(c)	11/19/2025	842	842	0.37
Oak Funding, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 12/2/2032 (a)(b)(c)	12/2/2025	907	907	0.40
Higginbotham Insurance Agency, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 6/11/2031 (a)(b)(c)	12/11/2025	850	846	0.37
Medmark Media Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 8.95% 2/16/2030 (a)(b)(c)	12/4/2025	825	825	0.36
Webpros Holding SARL, Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.671% 12/4/2032 (a)(b)(c)	12/5/2025	804	801	0.35
Jamestown Funding Trust, Term Loan, (1-month USD CME Term SOFR + 2.20%) 5.83% 6/15/2072 (a)(b)(c)	6/13/2025	430	430	0.19
Jamestown Funding Trust, Term Loan, (1-month USD CME Term SOFR + 3.15%) 6.78% 6/15/2072 (a)(b)(c)	6/13/2025	344	344	0.15
John Wood Group PLC, Revolver, (3-month USD CME Term SOFR + 5.50%) 9.169% 10/31/2028 (a)(b)(c)	9/9/2025	720	719	0.32
Safety Borrower Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 10.50% 12/20/2032 (a)(b)(c)	12/19/2025	3	3	0.00 (r)
Safety Borrower Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.418% 12/20/2032 (a)(b)(c)	12/19/2025	605	602	0.27
ClubCorp Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.418% 7/9/2032 (a)(b)(c)	7/10/2025	421	422	0.19
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class A, 5.759% 2/15/2041 (b)(i)(j)	3/5/2026	341	341	0.15
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class B, 10.278% 2/15/2041 (b)(i)(j)	3/5/2026	81	81	0.04
Woolpert Holdings, Inc., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.276% 4/5/2032 (a)(b)(c)	9/26/2025	31	31	0.01
Woolpert Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.268% 4/5/2032 (a)(b)(c)	9/26/2025	359	360	0.16
Woolpert, Inc., Revolver, (3-month USD CME Term SOFR + 4.50%) 8.275% 4/5/2031 (a)(b)(c)	9/26/2025	13	13	0.01
Koala Investment Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 7.95% 8/29/2032 (a)(b)(c)	8/29/2025	275	275	0.12
Railpros, Inc., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 7.915% 5/24/2032 (a)(b)(c)	8/4/2025	13	13	0.01
Railpros, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 7.915% 5/24/2032 (a)(b)(c)	8/4/2025	142	142	0.06
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(e)	2/17/2026	122	122	0.05
Navex Global Holding Co., (3-month USD CME Term SOFR + 5.00%) 8.678% 10/14/2032 (a)(b)(c)	10/14/2025	91	91	0.04
Med-Metrix, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.176% 7/21/2032 (a)(b)(c)	7/21/2025	3	3	0.00 (r)
Total		$39,821	$39,959	17.58%

Capital Group KKR Core Plus+ — Page 21 of 26

unaudited
(a)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(b)	Value determined using significant unobservable inputs.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $62,061,000, which represented 27.30% of the net assets of the fund.

(g)	Step bond; coupon rate may change at a later date.
(h)	Scheduled interest and/or principal payment was not received.
(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)	Amount less than one thousand.
(l)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,220,000, which represented 0.98% of the net assets of the fund.
(m)	Index-linked bond whose principal amount moves with a government price index.
(n)	Non-income producing.
(o)	Special purpose vehicle.
(p)	Rate represents the seven-day yield at 3/31/2026.
(q)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(r)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group KKR Core Plus+ — Page 22 of 26

unaudited
Fixed-income securities, including short-term securities and loans other than directly originated loans, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Example of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral characteristics or performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are begin valued. As of March 31, 2026, the average month-end notional amount of futures contracts while held was $161,043,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,673,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $12,386,000 and $2,597,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. Directly originated loans are valued on an individual loan basis. The fair value of each loan may be informed by the inputs of third-party services. These valuations will incorporate borrower-specific information such as credit performance, significant events affecting the borrower or underlying collateral, and relevant market developments each business day that the New York Stock Exchange is open. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results
Capital Group KKR Core Plus+ — Page 23 of 26

unaudited
of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Loans	$—	$1,129	$74,467	$75,596
Corporate bonds and notes	—	61,659	2,849	64,508
Mortgage-backed obligations	—	32,887	—	32,887
Asset-backed obligations	—	26,469	3,724	30,193
U.S. Treasury bonds & notes	—	13,621	—	13,621
Bonds & notes of governments & government agencies outside the U.S.	—	922	—	922
Convertible bonds & notes	—	181	—	181
Common stock and other investments	2	—	2,824	2,826
Short-term securities	5,153	—	—	5,153
Total	$5,155	$136,868	$83,864	$225,887

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$145	$—	$—	$145
Unrealized appreciation on forward currency contracts	—	4	—	4
Unrealized appreciation on centrally cleared interest rate swaps	—	76	—	76
Unrealized appreciation on centrally cleared credit default swaps	—	15	—	15
Liabilities:
Unrealized depreciation on futures contracts	(1,757)	—	—	(1,757)
Unrealized depreciation on forward currency contracts	—	(1)	—	(1)
Total	$(1,612)	$94	$—	$(1,518)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital Group KKR Core Plus+ — Page 24 of 26

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the period ended March 31, 2026 (dollars in thousands):
	Loans	Corporate bonds and notes	Asset-backed obligations	Common stock and other investments	Total
Beginning value at December 31, 2025	$72,782	$2,731	$5,425	$2,234	$83,172
Transfers into Level 3*	—	—	—	—	—
Purchases	4,068	121	935	721	5,845
Sales and paydowns	(2,028)	—	(2,638)	(162)	(4,828)
Accrued premiums/discounts	17	—	(7)	—	10
Net realized gain (loss)	2	—	—	3	5
Unrealized appreciation (depreciation)	(374)	(3)	9	28	(340)
Transfers out of Level 3*	—	—	—	—	—
Ending value at March 31, 2026	$74,467	$2,849	$3,724	$2,824	$83,864
Net unrealized appreciation (depreciation) on Level 3 investment securities held at March 31, 2026	$(374)	$(3)	$9	$28	$(340)
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Loans	$74,467	Yield analysis	Yield	6% - 12%	8%	Decrease
			Discount margin	2% - 8%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Corporate bonds and notes	$2,849	Yield analysis	Yield	6%	6%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Asset-backed obligations	$3,724	Yield analysis	Yield	5% - 17%	6%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Common stock and other investments	$2,824	Yield analysis	Yield	10% - 17%	12%	Decrease
Total	$83,864
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input.
Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euro
EURIBOR = Euro Interbank Offered Rate

NOK = Norwegian Krone
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
USD = U.S. Dollar
UST = U.S. Treasury
Capital Group KKR Core Plus+ — Page 25 of 26

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc.
© 2026 Capital Group. All rights reserved.
PVGEFP1-400-0526
Capital Group KKR Core Plus+ — Page 26 of 26